Commitments and Contingencies - Additional Information (Details) $ in Millions	Nov. 01, 2020 USD ($)
Prime Vendor Agreement PVA
Loss Contingencies [Line Items]
Notice of termination, period	90 days
Purchase obligation	$ 0.8
New Agreement
Loss Contingencies [Line Items]
Purchase obligation	$ 0.6